Master Trust Investments - Schedule of Net Investment Income (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 101,888,520
Dividend and interest income	8,028,138
Investment Income	109,916,658
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	87,174,423
Dividend and interest income	6,482,471
Investment Income	$ 93,656,894